Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options (Details) - Post-consolidation Basis [Member]	12 Months Ended
Dec. 31, 2020 Option $ / shares
Options Expiring January 28, 2021 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	53,100
Options exercisable	53,100
Exercise price | $ / shares	$ 2.10
Weighted average remaining contractual life (years)	0 years
Options Expiring February 21, 2022 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	40,625
Options exercisable	40,625
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	4 days
Options Expiring February 28, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	35,000
Options exercisable	35,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	4 days
Options Expiring February 24, 2025 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	6,650,000
Options exercisable	6,650,000
Exercise price | $ / shares	$ 0.16
Weighted average remaining contractual life (years)	3 years 5 months 16 days
Options Expiring August 19, 2025 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	1,200,000
Options exercisable	1,200,000
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	8 months 12 days
Stock Option Plan [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	7,978,725
Options exercisable	7,978,725
Weighted average remaining contractual life (years)	4 years 2 months 5 days